Commitments and Contingencies, Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases
Site contingency, accrual assumptions	Our environmental liabilities are estimates using internal and third-party assessments and available information to date. It is possible these estimates will change as additional information becomes available.
Total operating lease expense	$ 10	$ 8	$ 6
Operating Leases
Operating leases due 2016	12
Operating leases due 2017	10
Operating leases due 2018	9
Operating leases due 2019	8
Operating leases due 2020	7
Operating leases due Thereafter	63
Operating leases Total	109
Purchase Obligations
Purchase obligations due 2016	85
Purchase obligations due 2017	84
Purchase obligations due 2018	84
Purchase obligations due 2019	84
Purchase obligations due 2020	84
Purchase obligations due Thereafter	61
Purchase obligations Total	482
Total Contractual Obligation
Total due 2016	97
Total due 2017	94
Total due 2018	93
Total due 2019	92
Total due 2020	91
Total due Thereafter	124
Total	591
Total service agreement expense	175	$ 117	$ 56
Contractual obligation	$ 53
Maximum
Operating Leases
Remaining term of operating leases (years)	20 years
Los Angeles Terminal Assets Acquisition
Operating Leases
Years to identify conditions after the date of purchase (years)	5 years